UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
November 30, 2014
Ticker JBVLX

JACOBS | BROEL VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

November 30, 2014 NAV $12.30

AVERAGE ANNUAL RATE OF RETURN(%) FOR THE PERIODS ENDED NOVEMBER 30, 2014

		Since
	1 Year(A)	Inception(A)
Jacobs | Broel Value Fund	1.25%	15.04%
S&P 500® Index (B)	16.86%	23.15%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 9/29/14): 1.47%

The Total Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Jacobs | Broel Value Fund was June 26, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-719-9906. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2014 Semi-Annual Report 1

JACOBS | BROEL VALUE FUND (Unaudited)

                                                             JACOBS | BROEL VALUE FUND
                                                           by Sectors (as a percentage of Net Assets)

                                * Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Jacobs | Broel Asset Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.JacobsBroelValueFund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-719-9906). This information is also available on the SEC’s website at http://www.sec.gov.

2014 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 1, 2014 and held through November 30, 2014.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period *
	Account Value	Account Value	June 1, 2014 to
	June 1, 2014	November 30, 2014	November 30, 2014

Actual	$1,000.00	$960.19	$6.88

Hypothetical	$1,000.00	$1,018.05	$7.08
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the half year period).

2014 Semi-Annual Report 3

Jacobs | Broel Value Fund
		Schedule of Investments
		November 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft & Parts
1,000	Triumph Group, Inc.	$68,060	4.00%
Bituminous Coal & Lignite Surface Mining
8,000	Arch Coal Inc.	17,760	1.04%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
500	The J. M. Smucker Company	51,285	3.01%
Computer Peripheral Equipment, NEC
4,000	Xerox Corporation	55,840	3.28%
Construction - Special Trade Contractors
1,250	Chicago Bridge & Iron Company N.V. (Netherlands)	62,538	3.68%
Deep Sea Foreign Transportation Of Freight
8,000	Diana Shipping Inc. * (Greece)	59,840	3.52%
Drawing & Insulating of Nonferrous Wire
2,000	Corning Incorporated	42,040	2.47%
Drilling Oil & Gas Wells
3,000	Rowan Companies PLC (United Kingdom)	65,310	3.84%
Electronic & Other Electrical Equipment (No Computer Equipment)
2,000	General Electric Company	52,980	3.11%
Electronic Computers
350	Apple Inc.	41,626
1,500	Teradata Corporation *	67,710
		109,336	6.43%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
4,500	Intrepid Potash, Inc. *	64,215	3.77%
Motor Vehicles & Passenger Car Bodies
2,000	General Motors Company	66,860	3.93%
National Commercial Banks
1,750	Deutsche Bank AG (Germany)	57,137	3.36%
Oil & Gas Field Machinery & Equipment
1,500	GulfMark Offshore, Inc. - Class A	39,075	2.30%
Pharmaceutical Preparations
2,750	Pfizer Inc.	85,662
1,100	Teva Pharmaceutical Industries Limited **	62,678
		148,340	8.72%
Printed Circuit Boards
3,500	TTM Technologies *	23,660	1.39%
Radio & TV Broadcasting & Communications Equipment
750	QUALCOMM Incorporated	54,675	3.21%
Retail - Drug Stores and Proprietary Stores
800	Express Scripts Holding Company *	66,520
7,000	Rite Aid Corporation *	38,360
		104,880	6.16%
Retail - Family Clothing Stores
3,500	American Eagle Outfitters, Inc.	49,350	2.90%
Semiconductors & Related Devices
5,000	PMC-Sierra, Inc. *	40,750	2.40%
Services - Prepackaged Software
2,000	Symantec Corporation	52,180	3.07%
Telephone Communications (No Radiotelephone)
1,000	Verizon Communications Inc.	50,590	2.97%
Total for Common Stocks (Cost $1,241,466)		1,336,701	78.56%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 4

Jacobs | Broel Value Fund
		Schedule of Investments
	November 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
CLOSED - END FUNDS
10,000	Aberdeen Asia-Pacific Income Fund, Inc.	$58,000	3.41%
Total for Closed - End Funds (Cost $60,716)
EXCHANGE TRADED FUNDS
2,500	iShares MSCI Russia Capped ETF	37,375
750	Market Vectors® Global Unconventional Oil & Gas ETF	17,310
1,500	SPDR® S&P Bank ETF	49,725
1,000	Vanguard Emerging Markets Stock Index Fund ETF Shares	42,170
Total for Exchange Traded Funds (Cost $130,751)		146,580	8.61%
REAL ESTATE INVESTMENT TRUSTS
1,500	American Campus Communities, Inc.	60,000	3.53%
Total for Real Estate Investment Trusts (Cost $51,202)
Total Investment Securities		1,601,281	94.11%
	(Cost $1,484,135)
Other Assets In Excess of Liabilities		100,142	5.89%
Net Assets		$1,701,423	100.00%

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Jacobs | Broel Value Fund

Statement of Assets and Liabilities (Unaudited)
November 30, 2014

Assets:
Investment Securities at Fair Value	$1,601,281
(Cost $1,484,135)
Cash	121,976
Dividends Receivable	1,908
Total Assets	1,725,165
Liabilities:
Management Fees Payable	2,811
Service Fees Payable	1,124
Payable for Securities Purchased	19,807
Total Liabilities	23,742
Net Assets	$1,701,423

Net Assets Consist of:
Paid In Capital	$1,509,087
Accumulated Undistributed Net Investment Income/(Loss)	8,752
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	66,438
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	117,146
Net Assets, for 138,351 Shares Outstanding	$1,701,423
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,701,423/138,351 shares)	$12.30
Redemption Price * ($12.30 x 0.98) (Note 2)	$12.05

Statement of Operations (Unaudited)
For the six month period ended November 30, 2014

Investment Income:
Dividends and Interest (Net of foreign withholding taxes of $204)**	$16,884
Total Investment Income	16,884
Expenses:
Management Fees (Note 4)	8,302
Service Fees (Note 4)	3,321
Total Expenses	11,623

Net Investment Income/(Loss)	5,261

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(47,347)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(33,599)
Net Realized and Unrealized Gain/(Loss) on Investments	(80,946)

Net Increase/(Decrease) in Net Assets from Operations	$(75,685)

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. ** Interest income generated during the period was less than $1.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Jacobs | Broel Value Fund

Statements of Changes in Net Assets	(Unaudited)
	6/1/2014	6/1/2013
	to	to
	11/30/2014	5/31/2014
From Operations:
Net Investment Income/(Loss)	$5,261	$8,994
Net Realized Gain/(Loss) on Investments	(47,347)	163,448
Change in Net Unrealized Appreciation/(Depreciation)	(33,599)	38,654
Increase/(Decrease) in Net Assets from Operations	(75,685)	211,096
From Distributions to Shareholders:
Net Investment Income	-	(10,308)
Net Realized Gain from Security Transactions	-	(148,693)
Change in Net Assets from Distributions	-	(159,001)
From Capital Share Transactions:
Proceeds From Sale of Shares	342,000	2,633
Proceeds From Redemption Fees (Note 2)	-	-
Shares Issued on Reinvestment of Dividends	-	159,001
Cost of Shares Redeemed	(105)	(346)
Net Increase/(Decrease) from Shareholder Activity	341,895	161,288
Net Increase/(Decrease) in Net Assets	266,210	213,383
Net Assets at Beginning of Period	1,435,213	1,221,830
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income of $8,752 and $3,491, respectively)	$1,701,423	$1,435,213
Share Transactions:
Issued	26,332	196
Reinvested	-	12,906
Redeemed	(8)	(28)
Net Increase in Shares	26,324	13,074
Shares Outstanding Beginning of Period	112,027	98,953
Shares Outstanding End of Period	138,351	112,027

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2014		6/1/2013	6/26/2012*
	to		to	to
	11/30/2014		5/31/2014	5/31/2013
Net Asset Value -
Beginning of Period	$12.81		$12.35	$10.00
Net Investment Income/(Loss) (a)	0.04		0.09	0.10
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	(0.55)		1.97	2.37
Total from Investment Operations	(0.51)		2.06	2.47
Distributions (From Net Investment Income)	-		(0.10)	(0.04)
Distributions (From Realized Capital Gains)	-		(1.50)	(0.08)
Total Distributions	-		(1.60)	(0.12)
Proceeds from Redemption Fee (Note 2)	-		-	-
Net Asset Value -
End of Period	$12.30		$12.81	$12.35
Total Return (c)	(3.98)%	**	17.23%	24.85%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,701		$1,435	$1,222
Ratio of Expenses to Average Net Assets	1.40%	***	1.40%	1.40%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.63%	***	0.67%	0.95%	***
Portfolio Turnover Rate	32.97%	**	95.84%	64.38%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
JACOBS | BROEL VALUE FUND
November 30, 2014
(Unaudited)

1.) ORGANIZATION:
Jacobs | Broel Value Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on June 15, 2012. At a board meeting on January 7, 2013, the Board of Trustees approved a request by Jacobs | Broel Asset Management, LLC (the “Advisor”) to reclassify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will typically hold a greater number of securities than a non-diversified fund. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of November 30, 2014, there were nine series authorized by the Trust. The Fund commenced operations on June 26, 2012. The Fund’s investment objective is to seek long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2013), or expected to be taken on the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended November 30, 2014, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended November 30, 2014, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treat-

2014 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

ment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2014 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

Equity securities (including common stocks, closed-end funds, exchange traded funds and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,336,701	$0	$0	$1,336,701
Closed-End Funds	58,000	0	0	58,000
Exchange Traded Funds	146,580	0	0	146,580
Real Estate Investment Trusts	60,000	0	0	60,000
Total	$1,601,281	$0	$0	$1,601,281

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended November 30, 2014. There were no transfers into or out of the levels during the six month period ended November 30, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended November 30, 2014.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own

2014 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the Services Agreement the Advisor receives an additional fee of 0.40% and is obligated to pay the operating expenses of the Fund excluding management fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses.

For the six month period ended November 30, 2014, the Advisor earned management fees totaling $8,302 and service fees totaling $3,321. As a result of the management fees and services fees, as of November 30, 2014, the Fund owed the Advisor $2,811 and $1,124, respectively.

5.) RELATED PARTY TRANSACTIONS:
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $500 in Trustee fees plus travel and related expenses for the six month period ended November 30, 2014 for the Fund. Under the Services Agreement, the Advisor pays these fees.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at November 30, 2014 was $1,509,087 representing 138,351 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended November 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $825,342 and $506,278, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at November 30, 2014 was $1,484,135. At November 30, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$201,567	($84,421)	$117,146

As of November 30, 2014, there were no differences between book basis and tax basis.

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2014, Peter Jacobs located at 3303 94th Avenue SE, Mercer Island, Washington, beneficially held, in aggregate, 42.56% of the Fund and therefore may be deemed to control the Fund. Peter Jacobs is the control person of the Advisor. Also, as of November 30, 2014, Charles Jacobs located at 321 Woodland Road, Sewickley, Pennsylvania, beneficially held, in aggregate, 32.07% of the Fund and therefore may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended November 30, 2014. There was a distribution paid on December 27, 2013 to the shareholders of record on December 26, 2013, of which $0.10398 per share was paid from net investment income, $1.24245 per share was paid from short-term capital gains, and $0.25742 per share was paid from long-term capital gains.

2014 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions was as follows:

Distributions paid from:
	Six Months ended	Year ended
	November 30, 2014	May 31, 2014
Ordinary Income	$ 0	$ 10,308
Short-term Capital Gain	0	123,173
Long-term Capital Gain	0	25,520
	$ 0	$ 159,001

Subsequent to November 30, 2014, there was a distribution paid on December 23, 2014 to the Fund’s shareholders of record on December 22, 2014. The Fund paid a distribution of $0.02523 per share from net investment income, $0.42359 per share from short-term capital gains and $0.48032 per share from long-term capital gains.

2014 Semi-Annual Report 12

ADDITIONAL INFORMATION
November 30, 2014
(Unaudited)

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT FOR JACOBS | BROEL VALUE FUND

On June 12, 2014, the Board of Trustees (the "Board" or the "Trustees") considered the renewal of the Investment Advisory Agreement (the "Agreement") between the Trust and Jacobs | Broel Asset Management, LLC (the “Advisor” or “Jacobs | Broel”) on behalf of the Jacobs | Broel Value Fund (the "Fund"). In approving the Agreement, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Jacobs | Broel to the Fund; (ii) the investment performance of the Fund and Jacobs | Broel; (iii) the cost of the services to be provided and the profits to be realized by Jacobs | Broel from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Jacobs | Broel's practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the Fund and its shareholders by Jacobs | Broel; (ii) assessments of the investment performance of the Fund by personnel of Jacobs | Broel; (iii) commentary on the reasons for the performance; (iv) presentations addressing Jacobs | Broel's investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and Jacobs | Broel; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Jacobs | Broel; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Jacobs | Broel, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by Jacobs | Broel from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by Jacobs | Broel
In this regard the Board considered the responsibilities of Jacobs | Broel under the Advisory Agreement. The Board reviewed the services to be provided by Jacobs | Broel to the Fund including, without limitation, quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund's investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees reflected on their discussions with representatives from Jacobs | Broel at the meeting. The Trustees considered the coordination of services for the Fund among Jacobs | Broel and the service providers and the Independent Trustees; and the efforts of Jacobs | Broel to promote the Fund and grow its assets. The Trustees noted Jacobs | Broel's continuity of, and commitment to retain, qualified personnel and to maintain and enhance its resources and systems; and the continued cooperation with the Independent Trustees and Counsel for the Fund. The Trustees evaluated Jacobs | Broel's personnel, including the education and experience of its personnel. After reviewing the foregoing information and further information in the materials provided by Jacobs | Broel (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Jacobs | Broel were satisfactory and adequate for the Fund.

2. Investment Performance of the Fund and Jacobs | Broel
In considering the investment performance of the Fund and Jacobs | Broel, the Trustees compared the short-term and longer-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees noted that Jacobs | Broel managed separate accounts in a manner similar to how the Fund is managed and that performance of the Fund did not differ substantially from that of the separately managed accounts. As to the performance of the Fund, the Trustees considered

2014 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

the performance of the Fund compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group"). All performance data was through the period ended April 30, 2014. The Trustees noted that for the 12 month period ended April 30, 2014, the Fund was relatively comparable to its Peer Group average although the Fund underperformed its benchmark index. It was noted that the Fund's performance over the longer-term was similar. The Trustees reflected on conversations with representatives of Jacobs | Broel on the investment philosophy of the Fund. After reviewing and discussing the investment performance of the Fund further and Jacobs | Broel's experience managing the Fund, its historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and Jacobs | Broel was satisfactory.

3. Costs of the Services to be provided and profits to be realized by Jacobs | Broel
In this regard, the Board considered (1) the financial condition of Jacobs | Broel and the level of commitment to the Fund by Jacobs | Broel's principals; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Jacobs | Broel regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for Jacobs | Broel in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the expense ratio was slightly less than the Peer Group average. The Trustees also reviewed the management fee as compared to the Peer Group average and noted that the management fee was above the Peer Group average. The Trustees also considered the fees assessed by Jacobs | Broel relative to the fees assessed to its other separate account clients and noted that the fees charged to some separate accounts were the same as that charged to the Fund while others were less and noted the rationale given for the differences in fee arrangements. The Trustees also noted that under the contractual arrangements with Jacobs | Broel, Jacobs | Broel was required to pay most of the Fund's operating expenses. Based on the foregoing, the Board concluded that the fees to be paid to Jacobs | Broel and the profits to be realized by Jacobs | Broel, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Jacobs | Broel.

4. Economies of Scale
The Trustees next considered the impact of economies of scale on the Fund's size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund's shareholders had experienced benefits from the fact that Jacobs | Broel was obligated to pay certain of the Fund's operating expenses which had the effect of limiting the overall fees paid by the Fund. The Trustees also noted that the contractual arrangements with the Trust required that Jacobs | Broel effectively cap the expenses of the Fund, which has a similar effect as breakpoint. In light of its ongoing consideration of the Fund's asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Jacobs | Broel.

5. Possible conflicts of interest and benefits to Jacobs | Broel
In considering Jacobs | Broel's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Jacobs | Broel's codes of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Jacobs | Broel's potential conflicts of interest. The Trustees also considered Jacobs | Broel's practices regarding brokerage and portfolio transactions, including particularly Jacobs | Broel's practice for seeking best execution for the Fund's portfolio transactions and its policies and procedures in regards to soft dollar benefits. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid. No other potential benefits (other than the management fee) were identified by the Trustees. Based on the foregoing, the Board determined that Jacobs | Broel's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After further review, discussion, and determination that the best interests of the Fund's shareholders were served by the renewal of the Agreement, the Independent Trustees met in executive session to discuss the approval of the continuation of the Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board's consensus (including a majority of the independent Trustees) that the fees to be paid to the Advisor, pursuant to the Agreement, were reasonable, that the overall arrangement provided under the terms of the Agreement was reasonable and within a range of what could have been negotiated at arms-length in light of all surrounding circumstances, including such services to be rendered and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

2014 Semi-Annual Report 14

Investment Advisor
Jacobs | Broel Asset Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

  This report is provided for the general information of the shareholders of the Jacobs |
Broel Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Jacobs | Broel Value Fund
205 108th Avenue, NE, Suite 570
Bellevue, Washington 98004

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/4/15

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/4/15